Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 682,849,058	$ 589,324,401
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	675,913,305	572,137,595
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	240,863,386	106,073,904
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	84,912,501	82,910,611
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	325,775,887	188,984,515
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	3,854,991	1,430,106
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	1,800,444	839,780
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 5,655,435	$ 2,269,886
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	83	88
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 41,800,000	$ 37,000,000
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	167,000,000	93,400,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	167,800,000	91,700,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	139,854,620	153,565,023
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	15,916,497	39,843,800
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	48,791,470	43,907,816
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	64,707,967	83,751,616
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	359,541	653,518
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	720,233	403,936
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,079,774	1,057,454
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	353,517,112	267,854,880
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	160,097,766	51,941,025
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	22,951,882	9,542,092
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	183,049,648	61,483,117
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	2,865,948	655,213
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	854,648	99,065
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	3,720,596	754,278
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 682,849,058	$ 589,324,401